LAND	3 Months Ended
Mar. 31, 2023
Real Estate [Abstract]
LAND

5.	LAND

As of March 31, 2023 and December 31, 2022, the Company had 27 acres of land valued at approximately $540,000. The land is currently vacant and is expected to be developed into a residential community.